CapLease Acquisition (Notes)	12 Months Ended
Dec. 31, 2013
Business Combinations [Abstract]
CapLease Acquisition
CapLease Acquisition
On November 5, 2013 (the "CapLease Acquisition Date"), the Company completed its acquisition of CapLease, a real estate investment trust that primarily owned and managed a diversified portfolio of single tenant commercial real estate properties subject to long-term leases, the majority of which were net leases, to high credit quality tenants, by acquiring 100% of the outstanding common shares and voting interests of CapLease. The acquisition was accounted for using the acquisition method of accounting in accordance with ASC 805, Business Combinations. The Company's consolidated financial statements include the results of operations of CapLease subsequent to the CapLease Acquisition Date.
The purchase price includes a cash payment of $920.7 million, which was funded by the Company through additional borrowings under its revolving credit facility and the credit facility assumed from CapLease, see Note 11 — Other Debt and Note 12 — Credit Facilities.
The purchase price allocation for the CapLease Merger is considered preliminary, and additional adjustments may be recorded during the measurement period in accordance with U.S. GAAP. The purchase price allocation will be finalized as the Company receives additional information relevant to the acquisition, including a final valuation of the assets purchased and liabilities assumed.
The preliminary purchase price for the acquisition was allocated to assets acquired and liabilities assumed based on their estimated fair value. The following table presents the allocation of the purchase price to the estimated fair value of the assets acquired and liabilities assumed at the CapLease Acquisition Date (in thousands):

Fair value of consideration given	$920,697

Assets purchased, at fair value:
Land	$233,065
Buildings, fixtures and improvements	1,588,334
Land and construction in process	12,352
Acquired intangible lease assets	190,862
Total real estate investments	2,024,613
Cash and cash equivalents	41,799
Investment securities	60,730
Loans held for investment	26,457
Restricted cash	29,159
Prepaid expenses and other assets	21,564
Deferred costs	325
Total identifiable assets purchased	2,204,647
Liabilities assumed, at fair value:
Mortgage notes payable	1,037,510
Secured credit facility	121,000
Other debt	114,208
Below-market leases	57,058
Derivative liabilities	158
Accounts payable and accrued expenses	47,001
Deferred rent and other liabilities	8,867
Total liabilities assumed	1,385,802
Non-controlling interest retained by third party	567
Net identifiable assets acquired by Company	818,278
Goodwill	$102,419

Management is in the process of further evaluating the purchase price accounting. The fair value of real estate investments and below-market leases have been estimated by the Company with the assistance of third-party valuation firms. Based on analyses received to date, the estimated fair value of these assets and liabilities total $2.0 billion and $57.1 million, respectively. The recorded values represent the estimated fair values related to such assets and liabilities. Upon completion of the analyses, including a review of the appraisals and assessment of current market rates, changes to the estimated fair values may result.
The fair value of the noncontrolling interest has been estimated based on the fair value of the percentage ownership of The Woodlands, Texas development activity not held by the Company. Refer to Note 4 — Real Estate Investments.
The fair value of the remaining CapLease assets and liabilities have been calculated in accordance with the Company's policy on purchase price allocation, as disclosed in Note 3 — Summary of Significant Accounting Policies.
The $102.4 million of goodwill is expected to be assigned to the real estate segment upon completion of the external valuation. The goodwill recognized is attributed to the enhancement of the Company's year-round rental revenue stream, expected synergies, and the assembled work force at CapLease.
The amounts of revenue and net loss of CapLease included in the Company's consolidated statements of operations and comprehensive loss from the CapLease Acquisition Date to the period ended December 31, 2013 was $28.5 million and $5.8 million, respectively.
The pro forma consolidated statement of operation as if CapLease had been included in the consolidated results of the Company for the entire years ended December 31, 2013 and 2012 have been reflected in Note 4 — Real Estate Investments.